Goodwill and Core Deposit Intangible, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Amortization of Core Deposit Intangible
Scheduled amortization of CDI at March 31, 2022 are as follows:

(Dollars in thousands)	CDI Amortization
2022 (nine months remaining)	$121
2023	162
2024	162
2025	162
2026	162
2027 and thereafter	483

$1,252

Scheduled amortization of CDI at December 31, 2021 are as follows:

(Dollars in thousands)	CDI Amortization
2022	$162
2023	162
2024	162
2025	162
2026	162
2027 and thereafter	482

$1,292